Summary of significant accounting policies - Schedule of disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregates of revenue
Net revenues	¥ 4,270,825,456	$ 585,100,688	¥ 5,530,404,557	¥ 7,108,238,352
Live streaming
Disaggregates of revenue
Net revenues	3,073,920,690		4,799,005,778	6,797,326,921
Innovative business
Disaggregates of revenue
Net revenues	1,015,882,444		378,358,519	69,733,777
Advertising and other revenue
Disaggregates of revenue
Net revenues	¥ 181,022,322		¥ 731,398,779	¥ 310,911,431